RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 3) MMcf in Thousands, € in Millions, CAD in Millions, $ in Millions	Jun. 30, 2015 USD ($) MWh MMcf MMBbls	Jun. 30, 2015 CAD MWh MMcf MMBbls	Dec. 31, 2014 EUR (€) MWh MMcf MMBbls	Dec. 31, 2014 USD ($) MWh MMcf MMBbls	Dec. 31, 2014 CAD MWh MMcf MMBbls
Foreign exchange contracts - United States or Euro dollar forwards - purchase
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015	$ 200		€ 15	$ 240
2016 | $	28			25
2017 | $	413			413
2018 | $	2			2
2019 | $	2			2
Thereafter | $	2			2
Foreign exchange contracts - United States dollar forwards - sell
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015 | $	1,815			3,203
2016 | $	2,697			2,470
2017 | $	3,103			2,832
2018 | $	3,150			3,100
2019 | $	2,441			2,441
Thereafter | $	$ 2,901			$ 2,901
Interest rate contracts - short-term borrowings
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015		CAD 3,020			CAD 5,767
2016		5,681			5,486
2017		5,003			4,851
2018		3,642			3,529
2019		232			222
Thereafter		486			469
Interest rate contracts - long-term debt
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015		3,685			3,528
2016		1,806			1,762
2017		2,514			2,470
2018		1,207			1,176
Equity contracts
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015		41			41
2016		51			CAD 51
2017		CAD 48
Commodity contracts | Natural gas
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015 | MMcf	(21)	(21)	(62)	(62)	(62)
2016 | MMcf	(17)	(17)	(10)	(10)	(10)
2017 | MMcf	9	9	(25)	(25)	(25)
2018 | MMcf	(10)	(10)	(1)	(1)	(1)
2019 | MMcf	2	2
Commodity contracts | Crude oil
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015 | MMBbls	(12)	(12)	3	3	3
2016 | MMBbls	(19)	(19)	(18)	(18)	(18)
2017 | MMBbls	(18)	(18)	(18)	(18)	(18)
2018 | MMBbls	(9)	(9)	(9)	(9)	(9)
Commodity contracts | NGL
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015 | MMBbls	(9)	(9)	(5)	(5)	(5)
2016 | MMBbls	(8)	(8)
Commodity contracts | Power
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015 | MWh	18	18	25	25	25
2016 | MWh	40	40	40	40	40
2017 | MWh	40	40	40	40	40
2018 | MWh	30	30	30	30	30
2019 | MWh	31	31	31	31	31
Thereafter | MWh	(23)	(23)